Redeemable Noncontrolling Interests (Tables)	9 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Changes in Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests for the nine months ended December 31, 2019 and 2020 are as follows
:

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Beginning balance	¥9,780	¥10,331
Transaction with noncontrolling interests	0	(10,028)
Comprehensive income (loss)
Net income (loss)	359	(23)
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(130)	(280)
Total other comprehensive income (loss)	(130)	(280)
Comprehensive income (loss)	229	(303)
Dividends	(289)	0

Ending balance	¥9,720	¥0